Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands		12 Months Ended
	May 29, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Classified within capital reserve (beginning of period)		€ 128,628	€ 76,325
Share-based compensation		29,825	52,303	€ 75,270
Classified within capital reserve (end of period)		158,453	128,628	€ 76,325
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		€ 27,541	49,837
Average remaining contractual life		7 years 6 months
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		€ 342	524
Restricted Shares Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		1,914	€ 1,943
Employee Share Purchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	€ 28	€ 28